Operating segments - Summary of Information About Reportable Segments (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Operating Segments [Line Items]
Revenue from external sales and royalties	$ 27,645,582	$ 46,817,383
Gross margin	6,324,292	12,801,812
Research and development expenses	(12,395,671)	(7,248,873)
Research tax credits and grants	(1,751,952)	2,408,377
Selling, general and administrative expenses	(14,708,250)	(17,060,852)
Other income – net gain on sale of assets	23,702,312
Other income – royalty settlement		15,301,758
Income from operating activities	1,170,731	6,202,222
Gain on loss of control of subsidiary	8,783,613
Finance income	227,465	66,536
Finance costs	(2,446,279)	(2,772,146)
Change in fair value of derivative assets and liabilities and loss on sale of available-for-sale investment	(36,347)
Change in fair value of derivative assets and liabilities		(263,135)
Income before income taxes	7,699,183	3,233,477
Income taxes (expense) recovery	1,640,200	(2,353,628)
Net income	9,339,383	879,849
Depreciation and amortization	(3,541,882)	(3,816,800)
Stock-based compensation	(2,283,756)	(2,014,902)
Reportable segment assets	98,596,954	111,220,116
Reportable segment liabilities	12,063,184	36,419,878
Nutraceutical
Disclosure Of Operating Segments [Line Items]
Revenue from external sales and royalties	27,645,582	46,809,586
Revenue from transactions to Cardiovascular segment		112,500
Gross margin	6,324,292	12,792,785
Research and development expenses	(895,944)	(1,774,038)
Research tax credits and grants	(1,836,071)	2,078,047
Selling, general and administrative expenses	(11,946,772)	(13,503,643)
Other income – net gain on sale of assets	23,702,312
Other income – royalty settlement		15,301,758
Income from operating activities	15,347,817	14,894,909
Gain on loss of control of subsidiary	8,783,613
Finance income	188,828	31,180
Finance costs	(2,090,867)	(2,623,073)
Change in fair value of derivative assets and liabilities and loss on sale of available-for-sale investment	(225,348)
Change in fair value of derivative assets and liabilities		(211,869)
Income before income taxes	22,004,043	12,091,147
Income taxes (expense) recovery	1,640,200	(2,482,990)
Net income	23,644,243	9,608,157
Depreciation and amortization	(2,224,814)	(3,596,088)
Stock-based compensation	(1,371,382)	(1,340,324)
Reportable segment assets	51,057,311	98,163,888
Reportable segment liabilities	11,057,797	32,685,762
Cannabis
Disclosure Of Operating Segments [Line Items]
Research and development expenses	(3,566,223)
Income from operating activities	(3,566,223)
Income before income taxes	(3,566,223)
Net income	(3,566,223)
Depreciation and amortization	(1,054,170)
Stock-based compensation	(251,763)
Reportable segment assets	40,953,903
Reportable segment liabilities	1,005,387
Cardiovascular
Disclosure Of Operating Segments [Line Items]
Revenue from external sales and royalties		7,797
Gross margin		7,797
Research and development expenses	(9,675,625)	(7,991,232)
Research tax credits and grants	84,119	330,330
Selling, general and administrative expenses	(2,761,478)	(3,557,209)
Income from operating activities	(12,352,984)	(11,210,314)
Finance income	38,637	124,509
Finance costs	(355,412)	(238,226)
Change in fair value of derivative assets and liabilities and loss on sale of available-for-sale investment	195,740
Change in fair value of derivative assets and liabilities		(52,974)
Income before income taxes	(12,474,019)	(11,377,005)
Income taxes (expense) recovery		129,362
Net income	(12,474,019)	(11,247,643)
Depreciation and amortization	(2,005,019)	(2,737,109)
Stock-based compensation	(660,611)	(674,578)
Reportable segment assets	6,585,740	25,454,825
Reportable segment liabilities		3,752,298
Intersegment Elimination
Disclosure Of Operating Segments [Line Items]
Revenue from transactions to Cardiovascular segment		(112,500)
Gross margin		1,230
Research and development expenses	1,742,121	2,516,397
Income from operating activities	1,742,121	2,517,627
Finance income		(89,153)
Finance costs		89,153
Change in fair value of derivative assets and liabilities and loss on sale of available-for-sale investment	(6,739)
Change in fair value of derivative assets and liabilities		1,708
Income before income taxes	1,735,382	2,519,335
Net income	1,735,382	2,519,335
Depreciation and amortization	$ 1,742,121	2,516,397
Reportable segment assets		(12,398,597)
Reportable segment liabilities		$ (18,182)